Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Share-based Compensation Expenses

Share‑based compensation was recognized in operating cost and expenses for the years ended December 31, 2023, 2024 and 2025 as follows:

	For the Year Ended December 31,
	2023	2024	2025
	(RMB in thousands)
Processing and servicing cost	246	3,173	16,232
Sales and marketing expenses	17,454	13,756	19,354
Research and development expenses	23,547	10,715	13,353
General and administrative expenses	76,605	66,979	47,236
Total share‑based compensation expenses	117,852	94,623	96,175

Schedule of Activities for Stock Options

The following table sets forth the summary of activities for stock options granted to employees, directors and non-employee directors:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)	US$	(In years)	(RMB in thousands)
December 31, 2022	21,862	0.6894	7.89	69,878
Granted*	8,695	1.2697	—	—
Exercised	(1,927)	0.4644	—	—
Cancelled/forfeited	(10,773)	0.7456	—	—
December 31, 2023	17,857	0.8850	7.43	38,242
Granted*	—	—	—	—
Exercised	(3,506)	0.6104	—	—
Cancelled/forfeited	(2,334)	1.4750	—	—
December 31, 2024	12,017	0.8351	6.53	178,662
Granted*	—	—	—	—
Exercised	(5,419)	0.5850	—	—
Cancelled/forfeited	(1,134)	1.1573	—	—
December 31, 2025	5,464	1.0084	5.99	27,830
Vested and expected to vest as of December 31, 2025	5,264	1.0004	5.99	25,844
Exercisable as of December 31, 2025	3,972	0.8625	5.43	24,234

* No stock options were granted to non-employee directors for the years presented.

The following table sets forth the summary of activities for stock options granted to non‑employees:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)	US$	(In years)	(RMB in thousands)
December 31, 2022	250	0.0001	4.58	1,654
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled/forfeited	—	—	—	—
December 31, 2023	250	0.0001	3.58	1,629
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled/forfeited	—	—	—	—
December 31, 2024	250	0.0001	2.58	5,211
Granted	—	—	—	—
Exercised	(250)	—	—	—
Cancelled/forfeited	—	—	—	—
December 31, 2025	—	—	—	—
Vested and expected to vest as of December 31, 2025	—	—	—	-
Exercisable as of December 31, 2025	—	—	—	-

Schedule of Estimated Fair Value of Stock Option Granted	the estimated fair value of each stock option granted is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	For the Year Ended December 31,
	2023	2024	2025
Expected volatility	45.96%~46.68%	—	—
Risk-free interest rate (per annum)	3.58%~3.97%	—	—
Exercise multiples	1.5	—	—
Expected dividend yield	—	—	—
Expected term (in years)	10	—	—
Fair value of the underlying shares on the date of grants (US$)*	0.42~1.66	—	—

* No stock options were granted to employees, directors and non-employee directors in 2024 and 2025.

Summary of Activities for Restricted Shares Units

The following table sets forth the summary of activities for restricted share units granted to employees, directors and non-employee directors:

	Shares Outstanding	Weighted Average Grant Date Fair Value
	(In thousands)	US$
December 31, 2022	1,378	3.17
Granted*	14,875	1.00
Vested	(880)	4.23
Cancelled/forfeited	—	—
December 31, 2023	15,373	1.01
Granted*	9,725	1.13
Vested	(5,183)	1.11
Cancelled/forfeited	(2,760)	0.97
December 31, 2024	17,155	1.05
Granted*	7,196	3.52
Vested	(5,107)	1.20
Cancelled/forfeited	(3,060)	1.78
December 31, 2025	16,184	1.97

* No restricted share units were granted to non-employee directors for the years presented.